UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/22

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Gold and
Precious Metals
Fund
July 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended July 31, 2022, global
economies initially benefited from ongoing COVID-19
vaccination programs and some easing of restrictions
coupled with tourism in the summer of 2021. However, the
combination of resilient consumer demand and persistent
supply chain disruptions contributed to higher inflation in
many countries that had already experienced significant
inflation before the reporting period. This inflationary
pressure persuaded many of the world’s central banks to
adopt less accommodative monetary policies starting in
early 2022, leading many investors to anticipate slower
global economic growth. Asian and global emerging market
stocks were pressured through unexpected regulations by
China’s government targeting education- and technology-
related businesses, concerns about the solvency of some of
China’s large property developers, and China’s lockdowns
to quell COVID-19 outbreaks. Additionally, Russia’s invasion of Ukraine in February 2022 increased investor uncertainty,
as international sanctions on Russia hindered companies
doing business with that country and disrupted global trade
and commodity markets, causing food and energy prices
to increase further. In this environment, U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index, posted
a -4.64% total return for the period, and global developed
market stocks, as measured by the MSCI World Index,
posted a -8.74% total return.
1
After starting the period at $1,814 per ounce, gold prices
dropped to $1,726 per ounce in September 2021 despite
instability in equity markets, which usually increases
demand for gold as a perceived safe haven.
2
The decline
in gold prices was largely due to fears of a pullback of
extraordinary stimulus measures by central banks and a
strong U.S. dollar. Gold prices rose in late 2021, spurred
by demand from jewelry consumers in Asia and strong gold
bar demand, and rose again in 2022’s first quarter, hitting a high of $2,043 per ounce in March as the metal benefited
from stock market and geopolitical turmoil, notably Russia’s invasion of Ukraine.
2
However, first quarter gains were more
than reversed late in the period due to tightening policies by central banks and struggling physical demand from China,
and gold prices ended the period at $1,766 per ounce.
2
In
this environment, gold stocks, as measured by the FTSE
®
Gold Mines Index, posted a total return of -26.87% for the
12-month period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Gold and Precious Metals Fund’s annual report
includes more detail about prevailing conditions and
discussions about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Gold and Precious Metals Fund
This letter reflects our analysis and opinions as of July 31,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
2. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin Gold and Precious Metals Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 38
Tax Information 39
Board Members and Officers 40
Shareholder Information 45
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access your account, or to find helpful financial
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ANNUAL REPORT
Franklin Gold and Precious Metals Fund
This annual report for Franklin Gold and Precious Metals
Fund covers the fiscal year ended July 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends
or interest received from its investments. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of gold and precious metals operation
companies. The Fund primarily invests in equity securities,
mainly common stock. The Fund also invests in American,
Global and European Depositary Receipts.
Performance Overview
The Fund’s Class A shares posted a -25.63% cumulative
total return for the 12 months under review. In comparison,
the Fund’s primary benchmark, the sector-specific FTSE
Gold Mines Index, which comprises companies whose
principal activity is gold mining, posted a -26.87% cumulative total return.
1
The Fund’s secondary benchmark, the Standard
& Poor’s 500 Index (S&P 500
®
), which is a broad measure
of U.S. stock performance, posted a -4.64% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a -10.48% total return for the 12 months ended July 31,
2022.
1
Although global equities benefited earlier in the period
from ongoing COVID-19 vaccination programs and some
easing of restrictions, the combination of resilient consumer demand and persistent supply chain disruptions contributed
to higher inflation in many countries. This inflationary
pressure led many of the world’s central banks to adopt less accommodative stances regarding monetary policy in 2022,
hindering stocks. The Chinese government’s imposition
of new lockdowns to quell the spread of the Omicron
variant of COVID-19 also pressured emerging market
stocks, especially in Asia. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on
Russia disrupted global trade and commodity markets.
In the U.S., after robust growth earlier in the period, gross domestic product (GDP) slightly contracted in the first
two quarters of 2022 as high inflation, supply constraints
and record trade deficits weighed on economic output.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels, robust job growth
and low unemployment. In an effort to control inflation, the
U.S. Federal Reserve (Fed) raised the federal funds target
rate in March 2022 for the first time since 2018. The Fed
raised the federal funds rate again at its subsequent three
meetings to end the period at a range of 2.25%–2.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economies in the eurozone decelerated to a slightly positive growth rate during the year. The lifting of COVID-related
restrictions in some European countries and the summer
tourism season strengthened economies. However, the
war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
Geographic Composition
7/31/22
% of Total
Net Assets
Canada 49.4%
Australia 26.2%
South Africa 7.1%
Burkina Faso 5.3%
United States 4.0%
Tanzania 2.3%
Kyrgyzstan 1.8%
Egypt 1.4%
Turkey 1.2%
Other 0.5%
Short-Term Investments & Other Net Assets 0.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

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Annual Report
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022
for the first time in 11 years to curtail growing inflation. In this environment, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a -15.10%
total return for the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.94% total return for the 12-month period.
1
Growth
in Japan remained slow, alternating between positive
quarterly GDP growth and contraction. China’s economy
contracted sharply in 2022’s second quarter as COVID-
related restrictions in many major cities, including Shanghai, weakened consumer demand. Unexpected regulatory
changes by the Chinese government, which negatively
impacted education- and technology-related businesses,
and investor concerns about the solvency of several large
Chinese property developers further pressured Chinese
stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
The index declined for
four straight quarters, the longest downturn since 2008,
weakened by central bank tightening and the threat of
recession. Following Russia’s invasion of Ukraine, climbing
food and energy prices kindled inflationary pressures and
raised concerns over the possibility of government debt
defaults in some countries. However, some countries,
particularly in Latin America, as well as South Africa and
Saudi Arabia, benefited from rising commodity prices.
Precious Metals Prices (7/31/21–7/31/22
)*
*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in U.S.
dollars per troy ounce. For illustrative purposes only; not representative of the
Fund’s portfolio composition or performance.
Precious Metals Sector Overview
Gold prices declined modestly during the 12-month period
ended July 31, 2022. After starting the period at $1,814 per ounce, prices dropped to $1,726 per ounce in September
2021 despite instability in equity markets, which usually
increases demand for gold as a perceived safe haven.
2
The
decline in gold prices was largely due to fears of a pullback of extraordinary stimulus measures by central banks and a
strong U.S. dollar. Gold prices then rose to $1,867 per ounce in mid-November 2021, spurred by demand from jewelry
consumers in Asia, strong gold bar demand and slowing
outflows from gold ETFs.
2
Gold prices rose again in 2022’s
first quarter, hitting a high of $2,043 per ounce in March
as the metal benefited from stock market and geopolitical
turmoil, namely Russia’s invasion of Ukraine, high inflation, and an economic slowdown in China.
2
However, first quarter
gains were more than reversed in the second quarter and
July due to tightening policies by central banks—including
multiple rate raises by the Fed—and struggling physical
demand from China. In this environment, gold ended the
period at $1,766 per ounce.
2
Other precious metals prices declined more steeply than
gold. Silver prices fell significantly during the period, primarily due to reduced demand from industrial buyers along with
weakness in the jewelry market. Platinum and palladium
prices also fell significantly due to reduced industrial
2. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
demand. In particular, a shortage of semiconductor chips
early in the period weighed on automobile production, the
primary end market for both metals, which are used in
catalytic converters. Palladium prices rallied in 2022’s first quarter as widespread sanctions on Russia, one of the
world’s largest producers of the precious metal, threatened
supplies. However, a subsequent decline in the second
quarter combined with earlier decreases meant palladium
still declined significantly over the period as a whole.
Investment Strategy
Gold and precious metals operation companies include
companies that mine, process, or deal in gold or other
precious metals, such as silver, platinum and palladium,
including mining finance and exploration companies as well
as operating companies with long- or medium-life mines.
The Fund may buy securities of gold and precious metals
operation companies located anywhere in the world and in
general invests predominantly in non-U.S. companies. The
Fund may invest in companies without regard to market
capitalization, and may heavily invest in small- and mid-
capitalization companies. We look for companies with low
cost reserves and experienced management teams with
established track records, particularly focusing on companies with long life production profiles, expandable resource
bases, and active exploration programs that can potentially
drive future reserve and production growth.
Manager’s Discussion
Key detractors from absolute performance included Barrick
Gold, Newcrest Mining and Ascot Resources.
Barrick Gold is a Canadian gold and copper miner with
global operations that include interests in nine gold
production centers (several with multiple mines) and three
copper mines. Early in the period, the company’s share
price was dragged down by falling gold prices and weak
third-quarter 2021 corporate results. Shares shot up in early
2022 following better-than-expected fourth-quarter 2021
earnings—driven by strong production from its gold mines
in Nevada—and a rise in gold prices following Russia’s
invasion of Ukraine. Those gains were reversed later in
the period, however, due to disappointing first-quarter
2022 production from the Nevada mines, increased gold
production costs and declining gold and copper prices.
Barrick is the second largest producer of gold in the world
behind Newmont (also a Fund holding).
Newcrest Mining is an Australian-headquartered gold
miner with operations in Australia, Canada and Papua New
Guinea. Shares fell after the company launched a bid in
November 2021 to acquire Pretium Resources (also a Fund
holding prior to the deal closing in March 2022), whose sole mine is located in the same province as Newcrest’s existing
Canadian operation. Newcrest shares underperformed in
late January after releasing their fiscal year 2022 second-
quarter production report, which highlighted weaker-than-
expected performance from several of their key operations.
Like Barrick, shares of Newcrest increased with rising gold
prices in early 2022, only to give back those gains later in the period as gold prices declined.
Ascot Resources is a Canadian gold exploration and
development company focused on restarting the dormant
Premier Gold mine in northwest British Columbia, Canada.
The company ran into numerous issues over the past two
years, including a delay receiving necessary permits to
go underground, which made access impossible after an
unusually early snowstorm dumped 30 feet of snow on site.
This same storm knocked two critical parts of the plant off
from a cargo ship, and although they were insured it took
months to get replacement parts to site. Shares declined
further following an announcement in April 2022 that the
company was seeking new financing after it failed to come
to terms with its prior lender. In July, the company made the decision to delay the final push to restart the mine to 2023 to allow time to secure the necessary financing and ensure
the work could be completed without disruption from winter
storms.
Key contributors to the Fund’s absolute performance
included Great Bear Resources, Pretium Resources and
Predictive Discovery.
Great Bear Resources is a Canadian gold exploration and
development company with operations near Red Lake
in western Ontario, Canada. Shares of Great Bear rose
in 2021’s fourth quarter due to takeout speculation until
Canadian gold miner Kinross Gold (not a Fund holding)
launched a premium bid to acquire the company in a cash-
and-stock deal. The acquisition was finalized by the end
of February 2022. This deal, among others in the period,
supported our view that the gold mining industry will see an
Portfolio Composition
7/31/22
% of Total
Net Assets
Gold 76.2%
Diversified Metals & Mining 12.2%
Precious Metals & Minerals 7.5%
Silver 2.8%
Other 0.5%
Short-Term Investments & Other Net Assets 0.8%

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Annual Report
increase in merger-and-acquisition activity following years of underinvestment.
Pretium Resources owns and operates the Brucejack
underground gold mine in northwestern British Columbia.
Investors reacted positively to Australia-based Newcrest
Mining (also a Fund holding) launching an acquisition bid for
Pretium in November 2021 with a combination of cash and
stock. The deal closed in March 2022 and gave Newcrest a
second operating mine in British Columbia.
Predictive Discovery is an Australian gold exploration and
development company focused on developing its Bankan
Gold Project in the West African country of Guinea. Bankan
is a relatively new greenfield discovery which has grown to
over 4 million ounces of gold resource in less than two years, representing one of the fastest growing gold discoveries
in Africa during that time. The site poses some challenges
as it is located in the buffer zone of a national park, and
a new management team was brought in to the company
in January 2022 to help proactively address potential
development challenges. The company successfully raised
55 million Australian dollars in June, and as of period-end
had nine rigs on site actively infilling and expanding the
resource.
For the 12 months ended July 31, 2022, the U.S. dollar rose
in value relative to most currencies. As a result, the Fund
experienced a currency loss from the portfolio’s investment
in securities with non-U.S. currency exposure.
Thank you for your continued participation in Franklin Gold
and Precious Metals Fund. We look forward to serving your
future investment needs.
Stephen M. Land, CFA
Lead Portfolio Manager
Frederick G. Fromm, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/22
Company
Sub-Industry
% of Total
Net Assets
a a
Endeavour Mining plc 5.3%
Gold
Barrick Gold Corp. 4.8%
Gold
SSR Mining, Inc. 4.0%
Gold
Newcrest Mining Ltd. 3.8%
Gold
Perseus Mining Ltd. 3.7%
Gold
Alamos Gold, Inc. 3.3%
Gold
Red 5 Ltd. 3.3%
Gold
Impala Platinum Holdings Ltd. 3.0%
Precious Metals & Minerals
Newmont Corp. 2.9%
Gold
B2Gold Corp. 2.6%
Gold

Performance Summary as of July 31, 2022
Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year -25.63% -29.72%
5-Year +24.34% +3.28%
10-Year -21.67% -2.96%
Advisor
1-Year -25.42% -25.42%
5-Year +25.91% +4.72%
10-Year -19.69% -2.17%
See page 9 for Performance Summary footnotes.

Franklin Gold and Precious Metals Fund
Performance Summary

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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/1/12–7/31/22)
Advisor Class
(8/1/12–7/31/22)

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Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In times of stable econom-
ic growth, traditional equity and debt investments could offer greater appreciation potential and the prices of gold and other precious metals may be adversely affected. In addition, the Fund is subject to the risks of currency fluctuation and political uncertainty associated with foreign (non-U.S.) investing. Investments in emerging and frontier markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also heavily invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The manager’s portfolio selection strategy is not solely based on environmental, social and governance (ESG) considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The FTSE Gold Mines Index is a free float-weighted index that comprises companies whose principal activity is gold mining. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/21–7/31/22)
Share Class
Net Investment
Income
A $2.0609
C $1.9511
R6 $2.1143
Advisor $2.0979
Total Annual Operating Expenses
5
Share Class
A 0.90%
Advisor 0.65%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $798.10 $3.83 $1,020.53 $4.31 0.86%
C $1,000 $795.00 $7.16 $1,016.81 $8.05 1.61%
R6 $1,000 $799.50 $2.31 $1,022.23 $2.59 0.52%
Advisor $1,000 $799.10 $2.72 $1,021.77 $3.05 0.61%

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.23 $28.04 $16.68 $13.56 $16.19
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.13 0.04 (0.04) (0.02) (0.06)
Net realized and unrealized gains (losses) ........... (5.90) (1.20) 11.40 3.14 (2.51)
Total from investment operations .................... (5.77) (1.16) 11.36 3.12 (2.57)
Less distributions from:
Net investment income .......................... (2.06) (2.65) — — (0.06)
Net asset value, end of year ....................... $16.40 $24.23 $28.04 $16.68 $13.56
Total return
c
................................... (25.63)% (3.80)% 68.05% 23.01% (15.92)%
Ratios to average net assets
Expenses
d
.................................... 0.88% 0.90%
e
0.93%
e
0.98%
e
1.02%
e
Net investment income (loss) ...................... 0.58% 0.17% (0.20)% (0.15)% (0.37)%
Supplemental data
Net assets, end of year (000’s) ..................... $656,071 $921,127 $938,555 $645,108 $587,294
Portfolio turnover rate ............................ 17.60% 18.91% 17.00% 12.82% 8.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.71 $25.42 $15.24 $12.49 $14.96
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.03) (0.13) (0.16) (0.11) (0.15)
Net realized and unrealized gains (losses) ........... (5.23) (1.09) 10.34 2.86 (2.32)
Total from investment operations .................... (5.26) (1.22) 10.18 2.75 (2.47)
Less distributions from:
Net investment income .......................... (1.95) (2.49) — — —
Net asset value, end of year ....................... $14.50 $21.71 $25.42 $15.24 $12.49
Total return
c
................................... (26.18)% (4.53)% 66.80% 22.02% (16.51)%
Ratios to average net assets
Expenses
d
.................................... 1.63% 1.65%
e
1.68%
e
1.73%
e
1.77%
e
Net investment income (loss) ...................... (0.17)% (0.59)% (0.94)% (0.90)% (1.12)%
Supplemental data
Net assets, end of year (000’s) ..................... $58,538 $93,615 $106,271 $75,129 $94,997
Portfolio turnover rate ............................ 17.60% 18.91% 17.00% 12.82% 8.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.32 $30.20 $17.90 $14.50 $17.31
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.13 0.03 0.04 0.01
Net realized and unrealized gains (losses) ........... (6.45) (1.28) 12.27 3.36 (2.68)
Total from investment operations .................... (6.23) (1.15) 12.30 3.40 (2.67)
Less distributions from:
Net investment income .......................... (2.11) (2.73) — — (0.14)
Net asset value, end of year ....................... $17.98 $26.32 $30.20 $17.90 $14.50
Total return .................................... (25.36)% (3.46)% 68.66% 23.45% (15.50)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.69% 0.72% 0.83% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.52% 0.56%
c
0.56%
c
0.58%
c
0.55%
c
Net investment income ........................... 0.94% 0.49% 0.17% 0.25% 0.10%
Supplemental data
Net assets, end of year (000’s) ..................... $30,969 $25,458 $20,574 $10,808 $8,153
Portfolio turnover rate ............................ 17.60% 18.91% 17.00% 12.82% 8.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.00 $29.88 $17.73 $14.38 $17.17
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.20 0.11 0.01 0.01 (0.02)
Net realized and unrealized gains (losses) ........... (6.36) (1.28) 12.14 3.34 (2.67)
Total from investment operations .................... (6.16) (1.17) 12.15 3.35 (2.69)
Less distributions from:
Net investment income .......................... (2.10) (2.71) — — (0.10)
Net asset value, end of year ....................... $17.74 $26.00 $29.88 $17.73 $14.38
Total return .................................... (25.42)% (3.59)% 68.47% 23.30% (15.70)%
Ratios to average net assets
Expenses
c
..................................... 0.63% 0.65%
d
0.68%
d
0.73%
d
0.77%
d
Net investment income (loss) ...................... 0.84% 0.41% 0.05% 0.10% (0.12)%
Supplemental data
Net assets, end of year (000’s) ..................... $239,115 $307,110 $280,317 $143,589 $130,812
Portfolio turnover rate ............................ 17.60% 18.91% 17.00% 12.82% 8.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments, July 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks 98.6%
Copper 0.5%
a,b
Imperial Metals Corp. .................................. Canada 2,065,330 $ 4,467,758
a
Vizsla Copper Corp. ................................... Canada 1,850,000 130,027
4,597,785
Diversified Metals & Mining 12.0%
a,b
Aclara Resources, Inc. ................................. United Kingdom 444,972 97,300
a
Adventus Mining Corp. ................................. Canada 3,350,000 1,111,871
a,c
Adventus Mining Corp., 144A ............................ Canada 4,500,000 1,493,557
a
Arizona Metals Corp. ................................... Canada 150,000 513,081
a,c
Arizona Metals Corp., 144A .............................. Canada 1,244,000 4,255,150
a
Aston Minerals Ltd. .................................... Australia 25,000,000 1,707,999
a
Azimut Exploration, Inc. ................................. Canada 1,950,000 1,370,558
a
Bluestone Resources, Inc. ............................... Canada 550,000 365,092
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 4,513,862
a
Bravo Mining Corp. .................................... Canada 2,880,000 3,711,050
a
Chalice Mining Ltd. .................................... Australia 4,734,965 16,220,441
a
Clean Air Metals, Inc. .................................. Canada 10,315,600 1,450,065
a,c,d
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 859,039
a
G Mining Ventures Corp. ................................ Canada 18,750,000 11,274,893
a
Goulamina Holdings Pty. Ltd. ............................ Australia 13,422,756 4,079,639
a
Ivanhoe Electric, Inc. ................................... United States 306,000 2,815,200
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 2,035,000 12,650,215
a
Ivanhoe Mines Ltd., A .................................. Canada 1,045,000 6,496,056
a
Matador Mining Ltd. ................................... Australia 2,813,044 255,889
a
Matador Mining Ltd. ................................... Australia 8,000,000 727,722
a,e,f
Max Resource Corp. ................................... Canada 6,000,000 1,567,117
a,b
OreCorp Ltd. ......................................... Australia 4,200,000 1,276,621
a
Orla Mining Ltd. ...................................... Canada 3,880,713 11,698,206
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 6,028,895
a
Prime Mining Corp. .................................... Canada 3,500,000 4,865,287
a,b
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 2,615,575
a,d
Talisker Resources Ltd. ................................. Canada 21,900,000 2,479,891
a
Vizsla Silver Corp. ..................................... Canada 5,550,000 6,804,764
a
Western Copper & Gold Corp. ............................ Canada 930,000 1,321,827
a,b
Western Copper & Gold Corp. ............................ Canada 2,430,000 3,453,807
118,080,669
Environmental & Facilities Services 0.0%
†
a,b
Clean TeQ Water Ltd. .................................. Australia 679,999 289,491
a
Gold 75.9%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 405,859 17,451,462
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 40,000 1,719,600
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,373,316 18,756,703
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,744,500 13,764,105
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,564,823 23,018,546
a,c
Argonaut Gold, Inc., 144A ............................... United States 5,200,000 1,928,934
a
Artemis Gold, Inc. ..................................... Canada 2,495,000 9,898,165
a,b,c,d
Ascot Resources Ltd., 144A ............................. Canada 27,888,750 8,276,240
a,c,d
Ascot Resources Ltd., 144A ............................. Canada 831,250 246,681
a,b
Auteco Minerals Ltd. ................................... Australia 93,057,775 3,204,442
B2Gold Corp. ........................................ Canada 7,183,694 25,133,111
a,d,e,f
Banyan Gold Corp. .................................... Canada 3,750,000 1,265,822
a,b,d
Banyan Gold Corp. .................................... Canada 14,667,629 5,612,759
Barrick Gold Corp. .................................... Canada 2,997,383 47,178,808
a
Bellevue Gold Ltd. ..................................... Australia 14,944,000 8,888,145
a,b
Belo Sun Mining Corp. ................................. Canada 3,500,000 977,157
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 1,060,914
a,d
Black Cat Syndicate Ltd. ................................ Australia 11,522,800 3,048,844

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Bonterra Resources, Inc. ................................ Canada 3,500,000 $ 2,186,646
a,b
Breaker Resources NL ................................. Australia 16,000,000 2,187,031
Centamin plc ......................................... Egypt 13,615,200 13,765,969
Centerra Gold, Inc. .................................... Kyrgyzstan 3,200 19,917
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,825,900 17,588,772
a
Cerrado Gold, Inc. ..................................... Canada 2,800,000 3,061,304
a
Dacian Gold Ltd. ...................................... Australia 35,755,556 2,858,659
Dundee Precious Metals, Inc. ............................ Canada 3,207,415 15,504,802
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 11,362,326
a
Emerald Resources NL ................................. Australia 17,220,000 12,900,969
Endeavour Mining plc .................................. Burkina Faso 2,627,114 51,824,209
a,b,d
Falcon Metals Ltd. ..................................... Australia 9,225,414 1,460,861
a,e
Firefinch Ltd. ......................................... Australia 18,028,500 2,519,303
First Mining Gold Corp. ................................. Canada 7,500,000 1,464,272
a,b
Galiano Gold, Inc. ..................................... Canada 9,264,362 3,906,877
a
Gascoyne Resources Ltd. ............................... Australia 6,272,770 1,085,161
a
Genesis Minerals Ltd. .................................. Australia 3,284,316 3,195,653
a,d
Geopacific Resources Ltd. .............................. Australia 38,375,694 1,902,429
Gold Fields Ltd. ....................................... South Africa 999,800 9,247,193
a,b,d
Gold Mountain Mining Corp. ............................. Canada 3,900,000 1,172,589
a,d
Gold Mountain Mining Corp. ............................. Canada 2,050,000 616,361
a,b
Gold Standard Ventures Corp. ............................ Canada 6,370,000 2,238,579
a,d
HighGold Mining, Inc. .................................. Canada 4,803,000 3,338,282
Hochschild Mining plc .................................. Peru 2,038,520 2,012,632
a
i-80 Gold Corp. ....................................... Canada 2,015,000 3,823,858
a,c
i-80 Gold Corp., 144A .................................. Canada 675,000 1,280,945
a,d
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 1,535,494
a,d
Integra Resources Corp., (USD Traded) .................... Canada 1,850,000 1,258,185
a
K92 Mining, Inc. ...................................... Canada 1,300,000 8,111,675
a,d
Liberty Gold Corp. ..................................... Canada 16,329,800 6,185,047
a,c,d
Liberty Gold Corp., 144A ................................ Canada 2,600,000 984,772
a,d
Lion One Metals Ltd. ................................... Canada 4,312,400 4,647,491
a,c,d
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 4,336,680
a,e,f
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,e,f
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 3,459,000 4,673,229
a,b,c,d
Mawson Gold Ltd., 144A ................................ Canada 18,100,000 1,554,861
c
Mineros SA, 144A ..................................... Colombia 4,115,000 2,378,055
a,d,e,f
Monarch Mining Corp. .................................. Canada 6,000,000 2,188,325
a,d
Newcore Gold Ltd. .................................... Canada 9,200,000 2,155,408
Newcrest Mining Ltd., (AUD Traded) ....................... Australia 2,501,914 33,716,431
Newcrest Mining Ltd., (CAD Traded) ....................... Australia 301,129 4,042,489
Newmont Corp. ....................................... United States 634,614 28,735,322
a
Nighthawk Gold Corp. .................................. Canada 5,761,000 1,889,590
Northern Star Resources Ltd. ............................ Australia 1,042,254 5,727,843
a,d
O3 Mining, Inc. ....................................... Canada 4,150,000 5,801,250
a
OceanaGold Corp. .................................... Australia 9,063,488 16,491,938
a
Ora Banda Mining Ltd. ................................. Australia 26,707,692 1,022,987
a,c
Osisko Development Corp., 144A ......................... Canada 1,099,999 4,381,097
a
Osisko Mining, Inc. .................................... Canada 7,900,000 17,521,281
a
Pantoro Ltd. ......................................... Australia 70,113,794 9,269,140
a
Perpetua Resources Corp. .............................. United States 132,090 362,074
a,c
Perpetua Resources Corp., 144A ......................... United States 403,000 1,104,670
Perseus Mining Ltd. ................................... Australia 30,458,141 36,148,399
a
Predictive Discovery Ltd. ................................ Australia 61,751,010 10,354,903
a,b
Probe Metals, Inc. ..................................... Canada 705,000 820,344
a,b,c
Probe Metals, Inc., 144A ................................ Canada 5,200,000 6,050,761
a,e,f
Pure Gold Mining, Inc. .................................. Canada 26,000,000 2,153,157

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,d
Red 5 Ltd. ........................................... Australia 172,628,277 $ 32,018,514
a,e,f
Reunion Gold Corp. ................................... Canada 13,000,000 2,476,812
a,d
RTG Mining, Inc. ...................................... Australia 1,769,918 89,844
a,c,d
RTG Mining, Inc., 144A ................................. Australia 2,397,790 121,715
a,d
RTG Mining, Inc., CDI .................................. Australia 64,487,582 3,063,908
a,d
Saturn Metals Ltd. ..................................... Australia 7,783,333 1,658,655
a
Skeena Resources Ltd. ................................. Canada 1,973,550 10,865,699
a
SolGold plc, (CAD Traded) .............................. Australia 12,150,000 4,174,932
a
SolGold plc, (GBP Traded) .............................. Australia 10,650,000 3,294,271
a
Solstice Minerals Ltd. .................................. Australia 422,327 51,639
SSR Mining, Inc. ...................................... Canada 2,401,555 39,591,430
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,309,336 228,046
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 703,696
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 429,520
St. Barbara Ltd. ....................................... Australia 9,008,021 7,102,472
a,b
Superior Gold, Inc. .................................... Canada 500,000 257,712
a,b,c
Superior Gold, Inc., 144A ............................... Canada 5,350,000 2,757,517
a,d
Thesis Gold, Inc. ...................................... Canada 2,975,000 3,229,403
a
Torex Gold Resources, Inc. .............................. Canada 171,100 1,302,792
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 11,040,609
a,d
Troilus Gold Corp. ..................................... Canada 8,900,000 3,405,701
a
Tulla Resources plc, CDI ................................ Australia 10,300,000 4,013,747
a
Victoria Gold Corp. .................................... Canada 1,210,000 9,628,973
a
West African Resources Ltd. ............................. Australia 12,764,984 11,883,948
a,b
Westhaven Gold Corp. ................................. Canada 4,200,000 1,279,188
a,d
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 2,898,345
747,128,023
Precious Metals & Minerals 7.5%
Anglo American Platinum Ltd. ............................ South Africa 92,556 7,100,129
a
Aurion Resources Ltd. .................................. Canada 4,500,000 1,967,981
a,d
Benchmark Metals, Inc. ................................. Canada 1,500,000 702,851
a,d
Benchmark Metals, Inc. ................................. Canada 9,790,300 4,587,411
a
Eastern Platinum Ltd. .................................. Canada 4,184,204 751,556
Impala Platinum Holdings Ltd. ............................ South Africa 1,470,000 16,298,893
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 13,351,527
a,d
Millennial Precious Metals Corp. .......................... Canada 10,168,700 2,223,535
a
Northam Platinum Holdings Ltd. .......................... South Africa 1,064,019 11,294,648
a,b,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 3,270,374
a,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 1,779,911 2,849,525
a,c,d
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 156,508
a,b,d
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,041,856 6,507,388
a,c,d
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 58,639
a,d
Sable Resources Ltd. .................................. Canada 12,000,000 2,202,265
a,d
TDG Gold Corp. ...................................... Canada 2,080,000 259,898
a,d,e,f
TDG Gold Corp., 144A ................................. Canada 4,750,000 585,027
74,168,155
Silver 2.7%
a,b
Gatos Silver, Inc. ...................................... United States 902,157 3,356,024
a
GoGold Resources, Inc. ................................ Canada 9,262,858 15,480,294
Pan American Silver Corp. .............................. Canada 123,021 2,503,653
a
Silver Mountain Resources, Inc. .......................... Canada 7,300,000 1,282,702
a,c,d
Silver Tiger Metals, Inc., 144A ............................ Canada 17,500,000 4,099,961
26,722,634
Total Common Stocks (Cost $980,101,558) .....................................
970,986,757

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Rights a Value
a a a
Rights 0.1%
Gold 0.0%
†
a,e
Kinross Gold Corp., CVR , 2/24/32 ......................... Canada 660,000 $ 51,542
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,202,890
Total Rights (Cost $856,772) ..................................................
1,254,432
Warrants
a a a
Warrants 0.5%
Diversified Metals & Mining 0.2%
a,e,f
Adventus Mining Corp., 144A, 7/26/23 ...................... Canada 1,000,000 17,357
a,e,f
Clean Air Metals, Inc., 144A, 2/23/23 ....................... Canada 1,379,500 878
a,e,f
Clean Air Metals, Inc., 144A, 2/23/24 ....................... Canada 3,600,000 87,884
a,d,e,f
Euro Sun Mining, Inc., 144A, 6/05/23 ....................... Canada 5,000,000 11,761
a,e,f
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 526,066
a,e,f
Max Resource Corp., 144A, 10/05/23 ...................... Canada 6,000,000 403,169
a,e,f
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 230,778
a,c
Vizsla Silver Corp., 144A, 12/03/22 ........................ Canada 850,000 66,380
1,344,273
Gold 0.3%
a,d,e,f
Ascot Resources Ltd., 144A, 3/08/24 ....................... Canada 1,650,000 90,648
a,e,f
First Mining Gold Corp., 144A, 8/26/22 ..................... Canada 3,750,000 —
a,d,f
Gold Mountain Mining Corp., 144A, 4/21/24 .................. Canada 1,025,000 41,792
a,d,e,f
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 697,256
a,c,e
Nighthawk Gold Corp., 144A, 6/08/23 ...................... Canada 1,630,500 3,299
a
Nighthawk Gold Corp., 5/03/24 ........................... Canada 1,250,000 63,452
a
Osisko Development Corp., 12/01/23 ...................... Canada 737,500 172,784
a,e,f
Osisko Development Corp., 144A, 3/27/27 .................. Canada 1,825,000 516,060
a,e,f
Probe Metals, Inc., 144A, 11/24/22 ........................ Canada 1,700,000 77,040
a,e,f
Probe Metals, Inc., 144A, 3/08/24 ......................... Canada 900,000 157,862
a,f
Pure Gold Mining, Inc., 144A, 11/13/22 ..................... Canada 26,000,000 —
a,e,f
Reunion Gold Corp., 144A, 7/08/24 ........................ Canada 6,500,000 345,492
a,d
Troilus Gold Corp., 6/30/23 .............................. Canada 1,000,000 29,285
a
Westhaven Gold Corp., 3/03/23 ........................... Canada 2,100,000 94,299
a,d
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 272,633
2,561,902
Precious Metals & Minerals 0.0%
†
a,d,e,f
Benchmark Metals, Inc., 144A, 12/09/23 .................... Canada 750,000 30,232
a,d,e,f
Millennial Precious Metals Corp., 5/18/24 ................... Canada 2,650,000 162,133
192,365
Silver 0.0%
†
a,c
Silver Mountain Resources, Inc., 144A, 1/31/24 ............... Canada 3,650,000 178,153
Total Warrants (Cost $–) ......................................................
4,276,693
Total Long Term Investments (Cost $980,958,330) ...............................
976,517,882
a
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 4,427,844 4,427,844
Total Money Market Funds (Cost $4,427,844) ...................................
4,427,844

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 3,062,000 $ 3,062,000
Principal
Amount
*
Repurchase Agreements 0.1%
j
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 2.25%,
8/01/22 (Maturity Value $792,940)
Collateralized by U.S. Treasury Note, 2.5%, 2/28/26; and
U.S. Treasury Note, Index Linked, 0.125%, 4/15/27 (valued at
$808,648) ......................................... 792,791 792,791
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,854,791) .................................................................
3,854,791
Total Short Term Investments (Cost $8,282,635 ) .................................
8,282,635
a
Total Investments (Cost $989,240,965) 100.0% ..................................
$984,800,517
Other Assets, less Liabilities (0.0)%
†
...........................................
(106,929)
Net Assets 100.0% ...........................................................
$984,693,588
See Abbreviations on page 37 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2022. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2022, the aggregate value of these securities was $100,590,097, representing 10.2% of net assets.
d
See Note 11 regarding holdings of 5% voting securities.
e
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
f
See Note 10 regarding restricted securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(d) regarding securities on loan.
j
See Note 1(c) regarding joint repurchase agreement.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $719,468,261
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................................................... 268,979,913
Cost - Unaffiliated repurchase agreements ...................................................... 792,791
Value - Unaffiliated issuers (Includes securities loaned of $2,691,155) ................................. $840,265,364
Value - Non-controlled affiliates (Note 3 f and 11 ) .................................................. 143,742,362
Value - Unaffiliated repurchase agreements ...................................................... 792,791
Cash .................................................................................... 9,139
Receivables:
Investment securities sold ................................................................... 2,443,949
Capital shares sold ........................................................................ 3,571,134
Dividends and interest ..................................................................... 157,225
Total assets .......................................................................... 990,981,964
Liabilities:
Payables:
Investment securities purchased .............................................................. 729,232
Capital shares redeemed ................................................................... 697,390
Management fees ......................................................................... 373,273
Distribution fees .......................................................................... 179,769
Transfer agent fees ........................................................................ 139,727
Trustees' fees and expenses ................................................................. 35
Payable upon return of securities loaned (Note 1 d ) .................................................. 3,854,791
Accrued expenses and other liabilities ........................................................... 314,159
Total liabilities ......................................................................... 6,288,376
Net assets, at value ................................................................. $984,693,588
Net assets consist of:
Paid-in capital ............................................................................. $1,830,413,206
Total distributable earnings (losses) ............................................................. (845,719,618)
Net assets, at value ................................................................. $984,693,588

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $656,071,466
Shares outstanding ........................................................................ 40,000,699
Net asset value per share
a
.................................................................. $16.40
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $17.35
Class C:
Net assets, at value ....................................................................... $58,537,678
Shares outstanding ........................................................................ 4,036,807
Net asset value and maximum offering price per share
a
............................................. $14.50
Class R6:
Net assets, at value ....................................................................... $30,969,440
Shares outstanding ........................................................................ 1,722,247
Net asset value and maximum offering price per share ............................................. $17.98
Advisor Class:
Net assets, at value ....................................................................... $239,115,004
Shares outstanding ........................................................................ 13,478,535
Net asset value and maximum offering price per share ............................................. $17.74
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $1,934,002)
Unaffiliated issuers ........................................................................ $17,923,165
Non-controlled affiliates (Note 3 f and 11 ) ........................................................ 118,964
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 462,832
Non-controlled affiliates (Note 3 f ) ............................................................. 4,876
Total investment income ................................................................... 18,509,837
Expenses:
Management fees (Note 3 a ) ................................................................... 5,853,694
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,152,771
    Class C ................................................................................ 780,237
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,113,413
    Class C ................................................................................ 100,936
    Class R6 ............................................................................... 45,740
    Advisor Class ............................................................................ 379,288
Custodian fees (Note 4 ) ...................................................................... 77,698
Reports to shareholders fees .................................................................. 34,697
Registration and filing fees .................................................................... 149,098
Professional fees ........................................................................... 107,763
Trustees' fees and expenses .................................................................. 7,946
Interest expense ........................................................................... 3,272
Other .................................................................................... 78,660
Total expenses ......................................................................... 10,885,213
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (56,890)
Net expenses ......................................................................... 10,828,323
Net investment income ................................................................ 7,681,514
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 64,948,039
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... 2,551,751
Foreign currency transactions ................................................................ 309,625
Net realized gain (loss) .................................................................. 67,809,415
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (326,974,286)
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... (88,908,311)
Translation of other assets and liabilities denominated in foreign currencies .............................. (2,122)
Net change in unrealized appreciation (depreciation) ............................................ (415,884,719)
Net realized and unrealized gain (loss) ............................................................ (348,075,304)
Net increase (decrease) in net assets resulting from operations .......................................... $(340,393,790)

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold and Precious Metals Fund
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,681,514 $2,247,644
Net realized gain (loss) ................................................. 67,809,415 80,980,538
Net change in unrealized appreciation (depreciation) ........................... (415,884,719) (130,503,589)
Net increase (decrease) in net assets resulting from operations ................ (340,393,790) (47,275,407)
Distributions to shareholders:
Class A ............................................................. (77,236,319) (91,536,537)
Class C ............................................................. (7,493,602) (10,260,302)
Class R6 ............................................................ (2,559,248) (1,886,753)
Advisor Class ........................................................ (24,898,226) (25,940,782)
Total distributions to shareholders .......................................... (112,187,395) (129,624,374)
Capital share transactions: (Note 2 )
Class A ............................................................. 35,249,661 102,536,385
Class C ............................................................. (5,397,875) 2,796,697
Class R6 ............................................................ 18,645,815 7,932,977
Advisor Class ........................................................ 41,467,076 65,227,845
Total capital share transactions ............................................ 89,964,677 178,493,904
Net increase (decrease) in net assets ................................... (362,616,508) 1,594,123
Net assets:
Beginning of year ....................................................... 1,347,310,096 1,345,715,973
End of year ........................................................... $984,693,588 $1,347,310,096

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class
C, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
July 31, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on July 29, 2022.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
Additionally, at July 31, 2022, the Fund held $89,062 in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statement of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees
and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 17,394,815 $384,022,653 30,882,746 $785,177,178
Shares issued in reinvestment of distributions .......... 3,065,533 63,947,021 3,140,730 73,775,753
Shares redeemed ............................... (18,480,802) (412,720,013) (29,480,089) (756,416,546)
Net increase (decrease) .......................... 1,979,546 $35,249,661 4,543,387 $102,536,385
Class C Shares:
Shares sold ................................... 1,043,050 $20,570,770 1,354,195 $31,227,110
Shares issued in reinvestment of distributions .......... 401,227 7,434,732 480,163 10,155,453
Shares redeemed
a
.............................. (1,720,032) (33,403,377) (1,701,635) (38,585,866)
Net increase (decrease) .......................... (275,755) $(5,397,875) 132,723 $2,796,697
Class R6 Shares:
Shares sold ................................... 1,456,609 $34,997,925 845,313 $23,304,103
Shares issued in reinvestment of distributions .......... 111,170 2,536,911 72,633 1,849,233
Shares redeemed ............................... (812,733) (18,889,021) (632,002) (17,220,359)
Net increase (decrease) .......................... 755,046 $18,645,815 285,944 $7,932,977
Advisor Class Shares:
Shares sold ................................... 5,907,074 $139,056,195 5,595,597 $150,447,493
Shares issued in reinvestment of distributions .......... 999,907 22,527,905 903,757 22,747,555
Shares redeemed ............................... (5,238,312) (120,117,024) (4,071,933) (107,967,203)
Net increase (decrease) .......................... 1,668,669 $41,467,076 2,427,421 $65,227,845
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended July 31, 2022, the gross effective investment management fee rate was 0.462% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended July 31, 2022, the Fund paid transfer agent fees of $1,639,377, of which $779,107 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $134,351
CDSC retained .............................................................................. $107,345
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 16,845,034 $ 176,289,757 $ (188,706,947) $ — $ — $ 4,427,844 4,427,844 $ 10,130
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $6,641,000 $59,151,000 $(62,730,000) $— $— $3,062,000 3,062,000 $4,876
Total Affiliated Securities ... $23,486,034 $235,440,757 $(251,436,947) $— $— $7,489,844 $15,006
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0 . 03 % based on the average net assets of the class until November 30, 202 2 .
h. Other Affiliated Transactions
During the year ended July 31, 2021, affiliated parties reimbursed the Fund $27,191 for losses resulting from a NAV error. This reimbursement is reflected in capital share transactions in the Statements of Changes in Net Assets.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2022, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2022, the capital loss carryforwards were as follows:
During the year ended July 31, 2022, the Fund utilized $18,899,778 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2022, the Fund deferred late-year ordinary losses of $26,583,136.
The tax character of distributions paid during the years ended July 31, 2022 and 2021 , was as follows:
At July 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $8,067,044
Long term ................................................................................ 668,367,820
Total capital loss carryforwards ............................................................... $676,434,864
2022 2021
Distributions paid from:
Ordinary income .......................................................... $112,187,395 $129,624,374
Cost of investments .......................................................................... $1,127,500,084
Unrealized appreciation ........................................................................ $305,994,258
Unrealized depreciation ........................................................................ (448,693,825)
Net unrealized appreciation (depreciation) .......................................................... $(142,699,567)
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2022, aggregated
$219,402,522 and $219,127,258, respectively.
At July 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$3,854,791 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold a nd Precious Metals Fund
1,000,000
a
Adventus Mining Corp., 144A, 7/26/23 ............ 1/27/22 $ — $ 17,357
1,650,000
b
Ascot Resources Ltd., 144A, 3/08/24 ............. 3/09/22 — 90,648
3,750,000
c
Banyan Gold Corp. .......................... 6/22/22 1,303,492 1,265,822
750,000
d
Benchmark Metals, Inc., 144A, 12/09/23 ........... 12/10/21 — 30,232

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund (continued)
1,379,500
e
Clean Air Metals, Inc., 144A, 2/23/23 ............. 2/24/21 $ — $ 878
3,600,000
e
Clean Air Metals, Inc., 144A, 2/23/24 ............. 2/24/22 — 87,884
5,000,000
f
Euro Sun Mining, Inc., 144A, 6/05/23 ............. 6/09/20 — 11,761
3,750,000
g
First Mining Gold Corp., 144A, 8/26/22 ............ 8/27/20 — —
3,750,000
h
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 526,066
1,025,000
i
Gold Mountain Mining Corp., 144A, 4/21/24 ........ 4/22/22 — 41,792
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12-3/10/16 14,750,154 —
6,000,000 Max Resource Corp. ......................... 5/13/22 2,785,839 1,567,117
6,000,000 Max Resources Ltd., 144A, 10/05/23 ............. 5/20/22 — 403,169
2,650,000
j
Millennial Precious Metals Corp., 5/18/24 .......... 6/17/22 — 162,133
6,000,000 Monarch Mining Corp. ........................ 4/04/22 2,882,883 2,188,325
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — 697,256
1,825,000
k
Osisko Development Corp., 144A, 3/27/27 ......... 3/03/22 — 516,060
650,000
l
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 230,778
1,700,000
m
Probe Metals, Inc., 144A, 11/24/22 ............... 11/23/20-11/24/20 — 77,040
900,000
m
Probe Metals, Inc., 144A, 3/08/24 ................ 3/09/22 — 157,862
26,000,000 Pure Gold Mining, Inc. ........................ 5/20/22 3,039,040 2,153,157
26,000,000 Pure Gold Mining, Inc., 144A, 11/13/22 ............ 5/27/22 — —
13,000,000 Reunion Gold Corp. .......................... 7/07/22 2,604,508 2,476,812
6,500,000 Reunion Gold Corp., 144A, 7/08/24 .............. 7/11/22 — 345,492
4,750,000
n
TDG Gold Corp., 144A ........................ 4/05/22 1,596,958 585,027
Total Restricted Securities (Value is 1.4% of Net Assets) .............. $31,060,890 $13,632,668
a
The Fund also invests in unrestricted securities of the issuer, valued at $2,605,428 as of July 31, 2022.
b
The Fund also invests in unrestricted securities of the issuer, valued at $8,522,921 as of July 31, 2022.
c
The Fund also invests in unrestricted securities of the issuer, valued at $5,612,759 as of July 31, 2022.
d
The Fund also invests in unrestricted securities of the issuer, valued at $5,290,262 as of July 31, 2022.
e
The Fund also invests in unrestricted securities of the issuer, valued at $1,450,065 as of July 31, 2022.
f
The Fund also invests in unrestricted securities of the issuer, valued at $859,039 as of July 31, 2022.
g
The Fund also invests in unrestricted securities of the issuer, valued at $1,464,272 as of July 31, 2022.
h
The Fund also invests in unrestricted securities of the issuer, valued at $11,274,893 as of July 31, 2022.
i
The Fund also invests in unrestricted securities of the issuer, valued at $1,788,950 as of July 31, 2022.
j
The Fund also invests in unrestricted securities of the issuer, valued at $2,223,535 as of July 31, 2022.
k
The Fund also invests in unrestricted securities of the issuer, valued at $4,553,881 as of July 31, 2022.
l
The Fund also invests in unrestricted securities of the issuer, valued at $4,865,287 as of July 31, 2022.
m
The Fund also invests in unrestricted securities of the issuer, valued at $6,871,105 as of July 31, 2022.
n
The Fund also invests in unrestricted securities of the issuer, valued at $259,898 as of July 31, 2022.
10. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2022, investments in
“affiliated companies” were as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Gold a nd Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 25,045,192 $ 21,140,825
a
$ (18,939,191)
a
$ 382,405 $ (19,106,310) $ 8,522,921 28,720,000 $ —
Asc ot Resources Ltd.,
144A, 3/08/ 24 ..... — — — — 90,648 90,648 1,650,000 —
Banyan Gold Corp. ... 2,853,423 1,881,005 — — 2,144,153 6,878,581 18,417,629 —
Benchmark Metals Inc . . — 1,175,917
a
— — (473,066) 702,851 1,500,000 —
Benchmark Metals, Inc. 7,106,058 2,119,226 — — (4,637,873) 4,587,411 9,790,300 —
Benchmark Metals, Inc.,
144A, 12/09/23 .... — — — — 30,232 30,232 750,000 —
Black Cat Syndicate Ltd . 3,082,037 1,785,451
a
— — (1,818,644) 3,048,844 11,522,800 —
Euro Sun Mining, Inc.,
144A ........... 3,044,872 — — — (2,185,833) 859,039 10,000,000 —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 273,474 — — — (261,713) 11,761 5,000,000 —
Falcon Metals Ltd. .... — 2,526,544
a
— — (1,065,683) 1,460,861 9,225,414 —
G Mining Ventures Corp. 5,618,990 7,561,582
a
— — —
b
—
b
—
b
—
G Mining Ventures Corp.,
144A, 8/20/24 ..... 825,159 — — — —
b
—
b
—
b
—
Geopacific Resources Ltd. 9,389,974 — — — (7,487,545) 1,902,429 38,375,694 —
Gold Mountain Mining
Corp ............ — 5,391,539
a
— — (3,602,589) 1,788,950 5,950,000 —
Gold Mountain Mining
Corp., 144A, 4/21/24 . — —
a
— — 41,792 41,792 1,025,000 —
HighGold Mining, Inc. .. 5,620,104 4,260,771 (3,613,914) (544) (2,928,135) 3,338,282 4,803,000 —
Integra Resources Corp.,
(CAD Traded) ..... 6,446,795 — — — (4,911,301) 1,535,494 2,260,000 —
Integra Resources Corp.,
(USD Traded) ..... 861,000 1,873,500 — — (1,476,315) 1,258,185 1,850,000 —
Liberty Gold Corp . .... 14,132,012 2,154,233 — — (10,101,198) 6,185,047 16,329,800 —
Liberty Gold Corp., 144A — 2,271,193 — — (1,286,421) 984,772 2,600,000 —
Lion One Metals Ltd. .. 4,353,866 — — — 293,625 4,647,491 4,312,400 —
Lion One Metals Ltd.,
144A ........... 4,062,692 — — — 273,988 4,336,680 4,024,000 —
Mawson Gold Ltd., 144A 1,475,062 1,218,274 — — (1,138,475) 1,554,861 18,100,000 —
Millennial Precious Metals
Corp ............ — 3,379,996
a
— — (1,156,461) 2,223,535 10,168,700 —

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Millennial Precious Metals
Corp., 5/18/24 ..... $ — $ —
a
$ — $ — $ 162,133 $ 162,133 2,650,000 $ —
Monarch Mining Corp. . — 2,882,883
a
— — (694,558) 2,188,325 6,000,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... — — — — 697,256 697,256 6,000,000 —
Newcore Gold Ltd .... 3,421,474 509,475 — — (1,775,541) 2,155,408 9,200,000 —
O3 Mining, Inc. ...... 7,079,712 95,575 — — (1,374,037) 5,801,250 4,150,000 —
O3 Mining, Inc., 144A,
6/18/22 .......... 73,046 — (73,046)
a
— — —
c
— —
Platinum Group Metals
Ltd., (CAD Traded) .. 9,262,072 — — — (3,142,173) 6,119,899 3,822,698 108,834
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 303,933 — — — (147,425) 156,508 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 12,610,591 — — — (6,103,203) 6,507,388 4,041,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 113,875 — — — (55,236) 58,639 36,628 —
Red 5 Ltd. ......... 27,605,650 — (4,497,611) 2,277,440 6,633,035 32,018,514 172,628,277 —
RTG Mining, Inc. ..... 219,822 — — — (129,978) 89,844 1,769,918 —
RTG Mining, Inc., 144A . 297,802 — — — (176,087) 121,715 2,397,790 —
RTG Mining, Inc., CDI .. 5,579,182 882,938
a
— — (3,398,212) 3,063,908 64,487,582 —
Sable Resources Ltd . .. 2,029,587 — — — 172,678 2,202,265 12,000,000 —
Saturn Metals Ltd. .... 2,215,282 541,994
a
— — (1,098,621) 1,658,655 7,783,333 —
Silver Tiger Metals, Inc.,
144A ........... 3,185,096 8,060,247 (3,490,943) (105,892) (3,548,547) 4,099,961 17,500,000 —
Superior Gold, Inc. .... 3,400,240 427,690
a
(3,448,653) (1,658) —
b
—
b
—
b
—
Talisker Resources Ltd. . 3,555,289 1,294,777
a
— — (2,370,175) 2,479,891 21,900,000 —
Talisker Resources Ltd.,
144A, 8/13/21 ..... — — —
a
— — —
c
— —
TDG Gold Corp . ..... — 747,312 — — (487,414) 259,898 2,080,000 —
TDG Gold Corp., 144A . — 1,596,958 — — (1,011,931) 585,027 4,750,000 —
Thesis Gold, Inc. ..... 2,414,263 1,011,037
a
— — (195,897) 3,229,403 2,975,000 —
Troilus Gold Corp. .... 6,418,269 — — — (3,012,568) 3,405,701 8,900,000 —
Troilus Gold Corp., 6/30/23 136,218 — — — (106,933) 29,285 1,000,000 —
Wiluna Mining Corp Ltd . 5,521,370 4,631,361
a
— — (7,254,386) 2,898,345 19,510,000 —
Wiluna Mining Corp Ltd.,
12/31/24 ......... — —
a
— — 272,633 272,633 9,755,000 —
Total Affiliated Securities
(Value is 13.8% of Net
Assets) .......... $189,633,483 $81,422,303 $(34,063,358) 2,551,751 (88,908,311) $136,252,518 $108,834
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2022, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2022, in valuing the Fund’s assets carried at fair value, is as follows:
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of July 31, 2022, no longer an affiliate.
c
As of July 31, 2022, no longer held by the fund.
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 4,597,785 $ — $ — $ 4,597,785
Diversified Metals & Mining ............... 87,276,346 29,237,206 1,567,117 118,080,669
Environmental & Facilities Services ......... — 289,491 — 289,491
Gold ................................ 524,161,783 212,362,821 10,603,419
a
747,128,023
Precious Metals & Minerals ............... 49,481,255 24,101,873 585,027 74,168,155
Silver ............................... 25,439,932 1,282,702 — 26,722,634
Rights :
Gold ................................ — — 51,542 51,542
Silver ............................... 1,202,890 — — 1,202,890
Warrants :
Diversified Metals & Mining ............... 66,380 — 1,277,893 1,344,273
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year . At J uly 31, 202 2 , the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2022, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund (continued)
Assets: (continued)
Warrants:
Gold ................................ $ 359,820 $ 314,425 $ 1,887,657
a
$ 2,561,902
Precious Metals & Minerals ............... — — 192,365 192,365
Silver ............................... 178,153 — — 178,153
Short Term Investments ................... 7,489,844 792,791 — 8,282,635
Total Investments in Securities ........... $700,254,188 $268,381,309
b
$16,165,020 $984,800,517
a
Includes securities determined to have no value at July 31, 2022.
b
Includes foreign securities valued at $252,898,340, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 7,662,175 $ 2,785,839 $ (4,719,689) $ — $ (1,978,156) $ — $ — $ (2,183,052) $ 1,567,117 $ (1,218,721)
Gold ............ 2,853,423
e
12,163,338 (2,683,817) 3,847,421 — — — (5,576,946) 10,603,419
e
(5,407,341)
Precious Metals &
Minerals ........ 2,029,587 1,596,957 (2,971,400) — — — — (70,117) 585,027 (1,011,931)
Rights
Gold ............ — —
e
— — — — — 51,542 51,542 51,542
Warrants
Diversified Metals &
Mining ......... 3,375,274
e
—
e
—
e
— (270,049) — — (1,827,332) 1,277,893 (916,776)
Gold ............ 858,116
e
—
e
—
e
— — — — 1,029,541 1,887,657
e
1,207,210
Precious Metals &
Minerals ........ — —
e
— — — — — 192,365 192,365 192,365
Total Investments in Securities . $16,778,575 $16,546,134 $(10,374,906) $3,847,421 $(2,248,205) — — (8,383,999) $16,165,020 (7,103,652)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
e
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
14. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Metals & Mining
....
$1,567,117 Market comparables Discount for lack of
marketability
13.1% Decrease
c
Gold
.....................
8,084,116 Market comparables Discount for lack of
marketability
2.7% - 11.8%
(7.6%)
Decrease
c
All Other Investments 6,513,787
d,e
Total
.......................
$16,165,020
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at July 31, 2022.
Currency
AUD
Australian Dollar
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
13. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Gold and Precious Metals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Gold and Precious Metals Fund (the “Fund”) as of July 31, 2022, the related statement of operations for the year ended July
31, 2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Gold and Precious Metals Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31 , 2022 :
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended July 31, 2022 :
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,675,001
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $19,582,038
Amount Reported
Foreign Taxes Paid $1,934,002
Foreign Source Income Earned $16,094,975

Franklin Gold and Precious Metals Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent Trustee
since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-
Secretary
Vice President since
2011 and Co-
Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GOLD AND PRECIOUS METALS FUND
(Fund)
At an in-person meeting held on April 12, 2022 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over various time periods ended January
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional precious metals equity funds.
The Board noted that the Fund’s annualized income return
and annualized total return for the one-, three-, five- and
10-year periods were above the medians and mostly in the
first quintile (best) of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each of the
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 10
other precious metals equity funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided

Franklin Gold and Precious Metals Fund
Shareholder Information

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Annual Report
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Franklin Gold and Precious Metals Fund
Shareholder Information

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Annual Report
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

132 A 09/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Gold and Precious Metals Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $57,459 for the fiscal year ended July 31, 2022 and $54,761 for the fiscal year ended July 31, 2021.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,000 for the fiscal year ended July 31, 2022 and $3,000 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $562 for the fiscal year ended July 31, 2022 and $0 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $244,938 for the fiscal year ended July 31, 2022 and $29,000 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, assets under management certification, benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $248,500 for the fiscal year ended July 31, 2022 and $32,000 for the fiscal year ended July 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee

of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company                                    N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 27, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  September 27, 2022